DETAILS OF CASH FLOWS	12 Months Ended
Dec. 31, 2024
DETAILS OF CASH FLOWS
DETAILS OF CASH FLOWS

15.	DETAILS OF CASH FLOWS
Items not involving operating cash flows are shown in the following table:

Years ended December 31,	2024	2023

Straight-line rent amortization	$(11,843)	$(16,690)
Tenant incentive amortization	54	4,403
Unit-based compensation expense (note 11(b))	5,360	10,213
Fair value (gains) losses on investment properties, net	(53,037)	172,676
Depreciation and amortization	1,289	1,272
Fair value (gains) losses on financial instruments, net (note 12(e))	(5,166)	17,296
Loss on sale of investment properties	—	1,505
Amortization of issuance costs relating to debentures and term loans	2,421	1,953
Amortization of deferred financing costs	512	535
Deferred income tax expense (recovery) (note 13(a))	22,178	(16,195)
Unrealized foreign exchange loss on the 2024 Term Loan(1)	15,383	—
Other	(19)	33
	$(22,868)	$177,001
Relates to the unrealized foreign exchange loss on the 2024 Term Loan which was not designated as a hedge of net investments in foreign operations from the period October 4, 2024 to December 19, 2024.
(b)Changes in working capital balances are shown in the following table:

Years ended December 31,	2024	2023
Accounts receivable	$(5,959)	$(200)
Prepaid expenses and other	642	(3,390)
Accounts payable and accrued liabilities	(2,332)	(1,727)
Deferred revenue	(90)	654
	$(7,739)	$(4,663)
Non-cash investing and financing activities
For the year ended December 31, 2024, 36 thousand units (2023 — 41 thousand units) with a value of $2.7 million (2023 — $3.4 million) were issued under the Restricted Unit Plan (note 11(b)) and are not recorded in the consolidated combined statements of cash flows.

In addition, for the year ended December 31, 2024, the total impact from the foreign currency translations on the unsecured debt and related derivatives of $23.2 million gain is not recorded in the consolidated combined statement of cash flows. For the year ended December 31, 2023, the total impact from the foreign currency translations on the secured debt, unsecured debt and related derivatives of $19.0 million loss was not recorded in the consolidated combined statement of cash flows.
Cash and cash equivalents consist of:

As at December 31,	2024	2023
Cash	$126,175	$115,714
Short-term deposits	—	420
	$126,175	$116,134